Condensed Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Operating expense related party	$ 670,938	$ 0	$ 1,854,814	$ 0	$ 477,140	$ 0